Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$521,750	$498,536	$101,494	$95,691	$1.60	$(4,227,698)
2024	$630,051	$630,051	$88,600	$88,600	$6.19	$(4,392,880)
2023	$569,009	$569,009	$62,692	$62,692	$6.79	$(3,700,683)

(1)	The PEO (CEO) in the 2025, 2024 and 2023 reporting year is Eric Weisblum. The non-PEO NEOs in the 2025, 2024 and 2023 reporting year is Dan Ryweck.

(2)	The CAP was calculated beginning with the PEO’s SCT total. The following amounts were deducted from and added to the applicable SCT total compensation:

	SCT Total	Stock Awards Deducted from SCT	Stock Awards Added to CAP	Stock Option Awards Deducted from SCT	Stock Option Awards Added to CAP	Total CAP A - (B + D)
	(A)	(B)	(C)	(D)	(E)	+ (C + E)
PEO
2025	$521,750	$-	$-	$-	$(23,214)	$498,536
2024	$630,051	$-	$-	$-	$-	$630,051
2023	$569,009	$-	$-	$-	$-	$569,009

Average Non-PEO NEO
2025	$101,494	$-	$-	$-	$(5,803)	$95,691
2024	$88,600	$-	$-	$-	$-	$88,600
2023	$62,692	$-	$-	$-	$-	$62,692

(3)	The fair value of stock options reported for CAP purposes in columns (C) and (E) above was estimated using a Black-Scholes option pricing model for the purposes of this PVP calculation in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for awards granted during 2025, 2024 and 2023 were as follows:

Grant Year	2025	2024	2023
Volatility	206.6% – 259.3%	-	-
Expected life (in years)	2.5 to 3.0	-	-
Expected dividend yield	0.0%	-	-
Risk-free rate	3.73% – 3.96%	-	-

Named Executive Officers, Footnote		The non-PEO NEOs in the 2025, 2024 and 2023 reporting year is Dan Ryweck.
PEO Total Compensation Amount	[1]	$ 521,750	$ 630,051	$ 569,009
PEO Actually Paid Compensation Amount	[1]	498,536	630,051	569,009
Non-PEO NEO Average Total Compensation Amount	[1]	101,494	88,600	62,692
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	95,691	88,600	62,692
Total Shareholder Return Amount	[1]	1.6	6.19	6.79
Net Income (Loss)	[1]	$ (4,227,698)	(4,392,880)	(3,700,683)
PEO Name		Eric Weisblum
PEO | Stock Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards Added to CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Option Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Option Awards Added to CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,214)
Non-PEO NEO | Stock Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards Added to CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Option Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Option Awards Added to CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,803)

[1]	The PEO (CEO) in the 2025, 2024 and 2023 reporting year is Eric Weisblum. The non-PEO NEOs in the 2025, 2024 and 2023 reporting year is Dan Ryweck.